Trading Activities	12 Months Ended
Dec. 31, 2017
Brokers and Dealers [Abstract]
Trading Activities

6. Trading Activities:

Tactical Currency’s, Spectrum Select’s and Spectrum Strategic’s objective is to profit from speculative trading in Futures Interests. Prior to its termination of operations effective December 31, 2017, Spectrum Technical had the same objective. Therefore, the trading advisors for Tactical Currency, Spectrum Select and Spectrum Strategic will take, and the trading advisors for Spectrum Technical took, speculative positions in Futures Interests where they feel or felt that the best profit opportunities exist for their respective trading strategies. As such, the average number of contracts outstanding in absolute quantities (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures.

100% of Tactical Currency’s contracts, held indirectly through its investment in Cambridge Master Fund, are traded over-the-counter.

The General Partner estimates that, at any given time, approximately 13.8% to 33.3% of Spectrum Select’s contracts are traded over-the-counter.

None of Spectrum Strategic’s contracts held indirectly through its investment in the Funds are traded over-the-counter, although contracts may be traded over-the-counter in the future.

The General Partner estimates that prior to its termination of operations effective December 31, 2017, approximately 23.5% to 49.7% of Spectrum Technical’s contracts held both directly and indirectly through its investment in SECOR Master Fund were traded over-the-counter.

All of the Futures Interests owned by Spectrum Select are held for trading purposes. The monthly average number of futures contracts traded by Spectrum Select during the years ended December 31, 2017 and 2016 were 4,357 and 6,303, respectively. The monthly average number of metals forward contracts traded by Spectrum Select during the years ended December 31, 2017 and 2016 were 519 and 965, respectively. The monthly average notional value of currency forward contracts traded by Spectrum Select during the years ended December 31, 2017 and 2016 were $137,886,860 and $117,997,719, respectively.

All of the commodity interests owned by Spectrum Technical were held for trading purposes. The monthly average number of futures contracts traded directly by Spectrum Technical during the years ended December 31, 2017 and 2016 were 2,561 and 3,074, respectively. The monthly average number of metals forward contracts traded directly by Spectrum Technical during the years ended December 31, 2017 and 2016 were 136 and 393, respectively. The monthly average notional value of currency forward contracts traded directly by Spectrum Technical during the years ended December 31, 2017 and 2016 were $128,414,860 and $302,187,265, respectively.

The following tables summarize the gross and net amounts recognized relating to assets and liabilities of Spectrum Select’s and Spectrum Technical’s derivatives and their offsetting subject to master netting or similar arrangements as of December 31, 2017 (termination of operations for Spectrum Technical) and 2016, respectively.

Spectrum Select

December 31, 2017	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Amounts Presented in the Statements of Financial Condition	Gross Amounts Not Offset in the Statements of Financial Condition		Net Amount
				Financial Instruments	Cash Collateral Received/ Pledged*
Assets
Futures	$2,377,628	$(639,577)	$1,738,051	$-	$-	$1,738,051
Forwards	1,275,513	(789,082)	486,431	-	-	486,431

Total assets	$3,653,141	$(1,428,659)	$2,224,482	$-	$-	$2,224,482

Liabilities
Futures	$(639,577)	$639,577	$-	$-	$-	$-
Forwards	(789,082)	789,082	-	-	-	-

Total liabilities	$(1,428,659)	$1,428,659	$-	$-	$-	$-

Net fair value						$2,224,482	*

Assets
Futures	$2,203,401	$(827,990)	$1,375,411	$-	$-	$1,375,411
Forwards	1,069,028	(1,069,028)	-	-	-	-

Total assets	$3,272,429	$(1,897,018)	$1,375,411	$-	$-	$1,375,411

Liabilities
Futures	$(827,990)	$827,990	$-	$-	$-	$-
Forwards	(1,116,899)	1,069,028	(47,871)	-	-	(47,871)

Total liabilities	$(1,944,889)	$1,897,018	$(47,871)	$-	$-	$(47,871)

Net fair value						$1,327,540	*

*

In the event of default by Spectrum Select, MS&Co., Spectrum Select’s commodity futures broker and the sole counterparty to Spectrum Select’s non-exchange traded contracts, as applicable, has the right to offset Spectrum Select’s obligation with Spectrum Select’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. In certain circumstances, MS&Co. may not post collateral and as such, in the event of default by MS&Co., Spectrum Select is exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Spectrum Select’s exposure to counterparty risk may be reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee funds may be available in the event of a default.

Spectrum Technical (Partnership in Liquidation)

December 31, 2017	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Amounts Presented in the Statements of Financial Condition	Gross Amounts Not Offset in the Statements of Financial Condition		Net Amount
				Financial Instruments	Cash Collateral Received/ Pledged*

Assets
Forwards	$812,258	$(775,086)	$37,172	$-	$-	$37,172

Total assets	$812,258	$(775,086)	$37,172	$-	$-	$37,172

Liabilities
Forwards	$(775,086)	$775,086	$-	$-	$-	$-

Total liabilities	$(775,086)	$775,086	$-	$-	$-	$-

Net fair value						$37,172	*

Assets
Futures	$1,051,049	$(756,615)	$294,434	$-	$-	$294,434
Forwards	665,811	(665,811)	-	-	-	-

Total assets	$1,716,860	$(1,422,426)	$294,434	$-	$-	$294,434

Liabilities
Futures	$(756,615)	$756,615	$-	$-	$-	$-
Forwards	(730,361)	665,811	(64,550)	-	-	(64,550)

Total liabilities	$(1,486,976)	$1,422,426	$(64,550)	$-	$-	$(64,550)

Net fair value						$229,884	*

*

In the event of default by Spectrum Technical, MS&Co., Spectrum Technical’s commodity futures broker and the sole counterparty to Spectrum Technical’s non-exchange traded contracts, as applicable, had the right to offset Spectrum Technical’s obligation with Spectrum Technical’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. In certain circumstances, MS&Co. may not have posted collateral and as such, in the event of default by MS&Co., Spectrum Technical was exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Spectrum Technical’s exposure to counterparty risk may have been reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee funds may have been available in the event of a default.

The following tables indicate the gross fair values of Spectrum Select’s and Spectrum Technical’s derivative instruments of futures and forward contracts as separate assets and liabilities as of December 31, 2017 (termination of operations for Spectrum Technical) and 2016, respectively.

Spectrum Select

	December 31, 2017
Assets
Futures Contracts
Commodity	$1,273,423
Equity	489,126
Currencies	196,144
Interest rates	418,935

Total unrealized appreciation on open futures contracts	2,377,628

Liabilities
Futures Contracts
Commodity	(187,625)
Equity	(107,968)
Currencies	(3,001)
Interest rates	(340,983)

Total unrealized depreciation on open futures contracts	(639,577)

Net unrealized appreciation on open futures contracts	$1,738,051	*

Assets
Forward Contracts
Commodity	$897,185
Currencies	378,328

Total unrealized appreciation on open forward contracts	1,275,513

Liabilities
Forward Contracts
Commodity	(385,217)
Currencies	(403,865)

Total unrealized depreciation on open forward contracts	(789,082)

Net unrealized appreciation on open forward contracts	$486,431	**

*	This amount is in “Net unrealized appreciation on open futures contracts” in Spectrum Select’s Statements of Financial Condition.
** This	amount is in “Net unrealized appreciation on open forward contracts” in Spectrum Select’s Statements of Financial Condition.

	December 31, 2016
Assets
Futures Contracts
Commodity	$864,337
Equity	696,575
Currencies	202,478
Interest rates	440,011

Total unrealized appreciation on open futures contracts	2,203,401

Liabilities
Futures Contracts
Commodity	(385,917)
Equity	(263,755)
Currencies	(55,806)
Interest rates	(122,512)

Total unrealized depreciation on open futures contracts	(827,990)

Net unrealized appreciation on open futures contracts	$1,375,411	*

Assets
Forward Contracts
Commodity	$370,551
Currencies	698,477

Total unrealized appreciation on open forward contracts	1,069,028

Liabilities
Forward Contracts
Commodity	(534,709)
Currencies	(582,190)

Total unrealized depreciation on open forward contracts	(1,116,899)

Net unrealized depreciation on open forward contracts	$(47,871)	**

*	This amount is in “Net unrealized appreciation on open futures contracts” in Spectrum Select’s Statements of Financial Condition.
**	This amount is in “Net unrealized depreciation on open forward contracts” in Spectrum Select’s Statements of Financial Condition.

Spectrum Technical (Partnership in Liquidation)

	December 31, 2017
Assets
Forward Contracts
Commodity	$160,614
Currencies	651,644

Total unrealized appreciation on open forward contracts	812,258

Liabilities
Forward Contracts	.
Commodity	(129,671)
Currencies	(645,415)

Total unrealized depreciation on open forward contracts	(775,086)

Net unrealized appreciation on open forward contracts	$37,172	*

*	This amount is in “Net unrealized appreciation on open forward contracts” in Spectrum Technical’s Statements of Financial Condition.

	December 31, 2016
Assets
Futures Contracts
Commodity	$323,692
Equity	348,618
Currencies	24,345
Interest rates	354,394

Total unrealized appreciation on open futures contracts	1,051,049

Liabilities
Futures Contracts
Commodity	(226,494)
Equity	(140,355)
Currencies	(144,708)
Interest rates	(245,058)

Total unrealized depreciation on open futures contracts	(756,615)

Net unrealized appreciation on open futures contracts	$294,434	*

Assets
Forward Contracts
Commodity	$58,919
Currencies	606,892

Total unrealized appreciation on open forward contracts	665,811

Liabilities
Forward Contracts
Commodity	(293,032)
Currencies	(437,329)

Total unrealized depreciation on open forward contracts	(730,361)

Net unrealized depreciation on open forward contracts	$(64,550)	**

*	This amount is in “Net unrealized appreciation on open futures contracts” in Spectrum Technical’s Statements of Financial Condition.
**	This amount is in “Net unrealized depreciation on open forward contracts” in Spectrum Technical’s Statements of Financial Condition.

The following tables indicate the trading gains and losses, by market sector, on Spectrum Select’s and Spectrum Technical’s derivative instruments for the years ended December 31, 2017 (termination of operations for Spectrum Technical), 2016 and 2015, respectively.

Spectrum Select

Sector	2017		2016		2015

Commodity	$(1,213,211)		$(6,068,586)		$(1,071,073)
Equity	11,348,033		(2,859,526)		(2,848,607)
Currencies	(4,000,339)		(701,495)		2,577,114
Interest rates	(3,345,527)		966,204		(132,336)

Total	$2,788,956	*	$(8,663,403)	*	$(1,474,902)	*

Spectrum Technical (Partnership in Liquidation)

Sector	2017		2016		2015

Commodity	$(474,670)		$(3,763,856)		$5,162,412
Equity	3,849,458		1,904,910		(769,729)
Currencies	(1,468,047)		(409,677)		1,503,142
Interest rates	(1,283,840)		1,151,677		344,021

Total	$622,901	*	$(1,116,946)	*	$6,239,846	*

* This amount is included in “Total trading results” in the respective Partnership’s Statements of Income and Expenses.